Earnings Per Share - Additional Information (Detail)	7 Months Ended			7 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Restricted Stock	Jul. 17, 2013 Restricted Stock	Sep. 30, 2013 Limited Partnership Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				54,631,108
Shares, Issued		1,575,157	1,575,157
Weighted Average Number of Shares Outstanding, Diluted	2,565,463